Financial instruments	6 Months Ended
Jun. 30, 2024
Financial instruments
Financial instruments

14Financial instruments

To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards.

Financial liabilities at fair value through profit and loss:

	June 30, 2024			December 31, 2023
	£ 000			£ 000
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Convertible Senior Secured Notes	—	—	112,770	—	—	109,291
Warrant liabilities	610	—	—	907	—	—
	610	—	112,770	907	—	109,291

14Financial instruments (continued)

The fair value of financial instruments is deemed to be equivalent to the carrying value.

Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. As such, warrants issued but not exercised are valued with reference to the observable market price as at the period end date ($0.04 per warrant).

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for the issued Convertible Senior Secured Notes.

The fair value of the Convertible Senior Secured Notes has been estimated using an option pricing model, in accordance with the International Valuation Standards definition of “market value”. The following inputs have been used:

	June 30, 2024	December 31, 2023
Interest rate (%)	9.0	9.0
Risk-free rate (%)	4.6	4.0
Expected life (years)	2.5	3.0
Dividend yield (%)	—	—
Volatility (%)	90.0	90.0
Credit spread (%)	32.5	27.5

No changes were made during the period ended June 30, 2024 to the valuation techniques applied as at December 31, 2023. For more information about the Convertible Senior Secured Notes, please refer to the Group’s annual financial statements for the year ended December 31, 2023.